Offerings - Offering: 1	Jun. 01, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.001 par value per share
Amount Registered | shares	3,689,413
Proposed Maximum Offering Price per Unit	21.48
Maximum Aggregate Offering Price	$ 79,248,591.24
Fee Rate	0.01381%
Amount of Registration Fee	$ 10,944.24
Offering Note	Consists of a maximum of 3,689,413 shares of common stock to be sold by the selling stockholder. This "Calculation of Filing Fee" table shall be deemed to update the "Calculation of Filing Fee" table in Northern Oil and Gas, Inc.'s Registration Statement on Form S-3 (No. 333-296399), in accordance with Rules 456(b) and 457(r) under the Securities Act of 1933, as amended (the "Securities Act"). Pursuant to Rule 416 under the Securities Act, this prospectus supplement shall also cover any additional shares of the registrant's common stock that shall become issuable by reason of any stock dividend, stock split, recapitalization, or other similar transaction effected without the receipt of consideration that results in an increase in the number of the outstanding shares of the registrant's common stock. Estimated solely for the purposes of computing the registration fee in accordance with Rule 457(c) under the Securities Act, based upon $21.48, the average of the high and low prices of the registrant's common stock on the New York Stock Exchange on May 29, 2026 (a date within five business days prior to the filing of this prospectus supplement).